Accounts receivable and contract assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable and contract assets
(-) Expected credit losses	$ (2,880)	$ (600)	$ (254)
Accounts receivable and contract assets, net	115,973	127,976	$ 137,785
Due from other markets | Other currencies
Accounts receivable and contract assets
(-) Expected credit losses	(2,880)	(600)
Gross amount | Due from US market | US Dollars ("US$")
Accounts receivable and contract assets
Accounts receivable	58,777	50,334
Contract assets	6,966	7,900
Gross amount | Due from Brazil market | Brazilian Real
Accounts receivable and contract assets
Accounts receivable	26,562	31,284
Contract assets	12,607	16,098
Gross amount | Due from other markets | Other currencies
Accounts receivable and contract assets
Accounts receivable	11,122	16,220
Contract assets	$ 2,819	$ 6,740